Financial instruments carried at fair value - Reconciliation of financial instruments classified in Level 3 (Detail: Text Values) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Total gains/ losses
Reconciliation of Level 3 Instruments [Table]
of which gain (loss) recognized in other comprehensive income	€ 7	€ (1)
of which gain (loss) recognized in the income statement presented in net gains (losses)	2	2
Financial assets at fair value through other comprehensive income
of which gain (loss) recognized in other comprehensive income	7	(1)
of which gain (loss) recognized in the income statement presented in net gains (losses)	2	2
Valuation technique unobservable parameters (Level 3)
Reconciliation of Level 3 Instruments [Table]
Gains (losses) recognised in profit or loss on exchange differences for financial assets	170	(749)
Gains (losses) recognised in profit or loss on exchange differences for financial liabilities	(10)	158
Financial assets at fair value through other comprehensive income
Gains (losses) recognised in profit or loss on exchange differences for financial assets	170	(749)
Gains (losses) recognised in profit or loss on exchange differences for financial liabilities	€ (10)	€ 158